Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant and Equipment Useful Life and Values [Abstract]
Construction of buildings and minor repair work	$ 1,176,000	$ 1,154,000	$ 343,000
Depreciation expense	$ 2,205,000	$ 1,763,000	$ 1,530,000